SEGMENT INFORMATION (Details Narrative)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) Segment	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Segment	Sep. 30, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)
SegmentInformationLineItem [Line Items]
Number of reportable segment | Segment			1			1
Number of operating segment | Segment						1
Assets	$ 61,801,131		$ 61,801,131	$ 61,801,131		$ 61,017,446		$ 220,633
Cash and Investments held in trust	61,500,162		61,500,162	61,500,162		$ 60,429,224
Goodvision Inc [Member]
SegmentInformationLineItem [Line Items]
Number of reportable segment | Segment							1
Assets	15,208,712		$ 15,208,712	15,208,712			$ 2,851,174
Goodvision Inc [Member] | CANADA
SegmentInformationLineItem [Line Items]
Revenues	$ 11,685,572	$ 1,368,589		$ 20,486,696	$ 4,100,405
Revenues percentage	86.90%	65.50%		85.30%	85.00%
Goodvision Inc [Member] | UNITED STATES
SegmentInformationLineItem [Line Items]
Revenues	$ 1,541,242	$ 718,892		$ 3,220,395	$ 718,892
Revenues percentage	11.50%	34.40%		13.40%	14.90%
Goodvision Inc [Member] | Country of Domicile [Member]
SegmentInformationLineItem [Line Items]
Revenues	$ 223,771
Revenues percentage	1.70%
Goodvision Inc [Member] | Other Countries [Member]
SegmentInformationLineItem [Line Items]
Revenues		$ 1,267		$ 297,322	$ 1,516
Revenues percentage		0.10%		1.20%	0.10%